Deposits (Details) - Schedule of deposits consist of the following major classifications - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Schedule of deposits consist of the following major classifications [Abstract]
Non-interest bearing checking accounts	$ 13,090	$ 8,258
Checking accounts	21,352	15,133
Savings accounts	56,576	45,571
Money market demand deposits	10,933	9,156
Total demand, transaction and passbook deposits	101,951	78,118
Certificates of deposit	124,892	134,155
Total deposits	$ 226,843	$ 212,273